Tax - Schedule of tax included within the statement of financial position (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	£ 7,519	£ 7,181
Exchange adjustments and other	(95)	(110)
Charged/(credited) to income statement	786	467
(Credited)/charged to other comprehensive income and equity	17	7
Disposals	(65)	(2)
Reclassification to held for sale	(124)	(24)
Deferred tax liability (asset) end of period	8,038	7,519
Regulatory licenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	429	429
Exchange adjustments and other	0	0
Charged/(credited) to income statement	0	0
(Credited)/charged to other comprehensive income and equity	0	0
Disposals	0	0
Reclassification to held for sale	0	0
Deferred tax liability (asset) end of period	429	429
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	8,816	8,242
Exchange adjustments and other	(147)	(132)
Charged/(credited) to income statement	925	720
(Credited)/charged to other comprehensive income and equity	0	0
Disposals	(60)	(2)
Reclassification to held for sale	(122)	(12)
Deferred tax liability (asset) end of period	9,412	8,816
Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(25)	(21)
Exchange adjustments and other	0	0
Charged/(credited) to income statement	(3)	(5)
(Credited)/charged to other comprehensive income and equity	2	0
Disposals	0	0
Reclassification to held for sale	0	1
Deferred tax liability (asset) end of period	(26)	(25)
Pensions and other post- retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	461	490
Exchange adjustments and other	(5)	(1)
Charged/(credited) to income statement	58	26
(Credited)/charged to other comprehensive income and equity	(23)	(50)
Disposals	0	0
Reclassification to held for sale	0	(4)
Deferred tax liability (asset) end of period	491	461
Financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(275)	(370)
Exchange adjustments and other	0	0
Charged/(credited) to income statement	62	38
(Credited)/charged to other comprehensive income and equity	38	57
Disposals	0	0
Reclassification to held for sale	0	0
Deferred tax liability (asset) end of period	(175)	(275)
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(1,887)	(1,589)
Exchange adjustments and other	57	23
Charged/(credited) to income statement	(256)	(312)
(Credited)/charged to other comprehensive income and equity	0	0
Disposals	(5)	0
Reclassification to held for sale	(2)	(9)
Deferred tax liability (asset) end of period	(2,093)	(1,887)
Deferred tax assets	2,093	1,887
Net operating losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	298	184
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	603	575
Environmental provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	575	646
Allowance for credit losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	155	150
Other short term differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	£ 462	£ 332